Loans Receivables (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Loans Receivables [Line Items]
Advances granted (in Dollars)	$ 2,070,421
Fixed interest rate	5.00%
Related Parties [Member]
Loans Receivables [Line Items]
Fixed interest rate	5.00%